Commitments and Contingencies (Details) - USD ($)					1 Months Ended	8 Months Ended
	Jul. 31, 2021	Feb. 08, 2021	Feb. 01, 2021	Jan. 26, 2021	Jan. 31, 2021	Sep. 30, 2021	Jul. 09, 2021
Commitments And Contingencies Disclosure [Line Items]
Other collateral amount	$ (3,063,020)
Percentage of development fee payment						50.00%
Percentage of share in gross revenue payment by joint venture.						50.00%
Subsequent Event [Member]
Commitments And Contingencies Disclosure [Line Items]
Agreement term			5 years
Subsequent Event [Member] | Loan Agreement [Member]
Commitments And Contingencies Disclosure [Line Items]
Debt Instrument face amount		$ 900,000
Related party debt interest rate		0.30%
Maturity date		Feb. 08, 2022
Related Party Debt Tranche One [Member] | Subsequent Event [Member] | Loan Agreement [Member]
Commitments And Contingencies Disclosure [Line Items]
Debt Instrument face amount		$ 100,000
Related Party Debt Tranche Two [Member] | Subsequent Event [Member] | Loan Agreement [Member]
Commitments And Contingencies Disclosure [Line Items]
Debt Instrument face amount		200,000
Related Party Debt Tranche Three [Member] | Subsequent Event [Member] | Loan Agreement [Member]
Commitments And Contingencies Disclosure [Line Items]
Debt Instrument face amount		$ 600,000
Data Centers LLC [Member]
Commitments And Contingencies Disclosure [Line Items]
Percentage of development fee charged on capital expenditure incurred	2.00%
Percentage of development fee charged on capital expenditure incurred allocated to entity	50.00%
Luminant Power Agreement [Member]
Commitments And Contingencies Disclosure [Line Items]
Independent collateral amount	$ 12,553,804
Other collateral amount	$ 3,063,020
Luminant Lease Agreement [Member]
Commitments And Contingencies Disclosure [Line Items]
Agreement term	5 years
Estimated undiscounted principal payments	$ 13,100,000
Effective start date of lease agreement.						Aug. 27, 2021
Lease agreement period						5 years
Principal and interest due over period						5 years
Undiscounted principal payments						$ 13,100,000
Standard Power Hosting Agreement [Member]
Commitments And Contingencies Disclosure [Line Items]
Agreement term	5 years
Power availability date for first forty megawatts	Dec. 15, 2021
WindHQ Joint Venture Agreement [Member] | Initial Data Centers LLC [Member]
Commitments And Contingencies Disclosure [Line Items]
Ownership Percentage	49.00%
WindHQ Joint Venture Agreement [Member] | Future Data Centers LLC [Member]
Commitments And Contingencies Disclosure [Line Items]
Ownership Percentage	49.00%
WindHQ Joint Venture Agreement [Member] | Data Centers LLC [Member]
Commitments And Contingencies Disclosure [Line Items]
Percentage of fee charged on gross revenue	2.00%
Percentage of fee charged on gross revenue allocated to entity	50.00%
Service Provider Agreement [Member]
Commitments And Contingencies Disclosure [Line Items]
Agreement term	1 year				1 year
Service provider monthly payment				$ 12,000	$ 12,000
Business Combination [Member] | Service Provider Agreement [Member]
Commitments And Contingencies Disclosure [Line Items]
Service provider amended monthly payment				15,000	15,000
Service provider payment commitment amount				175,000	$ 175,000
Payment to service provider in connection with closing of business combination				$ 175,000
WindHQ LLC [Member] | WindHQ Joint Venture Agreement [Member] | Initial Data Centers LLC [Member]
Commitments And Contingencies Disclosure [Line Items]
Ownership Percentage	51.00%
WindHQ LLC [Member] | WindHQ Joint Venture Agreement [Member] | Future Data Centers LLC [Member]
Commitments And Contingencies Disclosure [Line Items]
Ownership Percentage	51.00%
WindHQ LLC [Member] | WindHQ Joint Venture Agreement [Member] | Data Centers LLC [Member]
Commitments And Contingencies Disclosure [Line Items]
Ownership Percentage	49.00%
Percentage of development fee charged on capital expenditure incurred allocated to entity	50.00%
Percentage of fee charged on gross revenue allocated to entity	50.00%
Initial Data Center L L C
Commitments And Contingencies Disclosure [Line Items]
Percentage of Interest in Joint Venture						49.00%
Future Date Center LLC | Maximum
Commitments And Contingencies Disclosure [Line Items]
Expected percentage of interest in future joint venture						49.00%
Luminant Power Arrangement
Commitments And Contingencies Disclosure [Line Items]
Definitive power purchase agreement date						Jun. 23, 2021
Payment of independent collateral amount description						Half of the Independent Collateral Amount was paid to Luminant on September 1, 2021 and is recorded in security deposits on the condensed consolidated balance sheet as of September 30, 2021, as the Company received notice that Luminant had commenced construction of the Interconnection Electrical Facilities. The other half will be due 15 days prior to the date on which the Interconnection Electrical Facilities are completed and made operational.
Definitive power purchase agreement amendment date						Jul. 09, 2021
Term of power agreement						5 years
Required collateral amount for power purchase agreement							$ 12,600,000
Luminant Power Arrangement | Security Deposits
Commitments And Contingencies Disclosure [Line Items]
Collateral amount						$ 3,100,000
Standard Power Arrangement
Commitments And Contingencies Disclosure [Line Items]
Standard power hosting agreement date						Feb. 03, 2021
Term of power agreement						5 years
Renewal term period of power agreement.						5 years
Agreement term description						The Standard Power Hosting Agreement provides for a term of five years with automatic five-year renewal provisions.
Wind H Q
Commitments And Contingencies Disclosure [Line Items]
Definitive framework agreement date						Jun. 10, 2021
Development fee percentage on capital expenditure						2.00%
Percentage of development fee payment						50.00%
Payable fee percentage on gross revenue						2.00%
Percentage of share in gross revenue payment by joint venture.						50.00%
Wind H Q | Initial Data Center L L C
Commitments And Contingencies Disclosure [Line Items]
Percentage of Interest in Joint Venture						51.00%
Wind H Q | Future Date Center LLC | Minimum
Commitments And Contingencies Disclosure [Line Items]
Expected percentage of interest in future joint venture						51.00%